Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($) Segment	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) Segment
Summary of Significant Accounting Policies (Textual)
Shipping and handling costs			$ 12,197	$ 16,979	$ 29,262	$ 18,242
Warranty liability	$ 21,366		21,366		21,935	14,251
Warranty expense			4,478	6,112	7,784	32,601
Research and development costs	$ 80,376	$ 16,958	148,981	122,347	214,112	220,517
Advertising costs			$ 10,082	$ 37,107	$ 41,555	$ 120,412
Number of Operating Segments | Segment			1	1	1	1
Property and equipment estimated useful lives			Range from three to ten years.